UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2013 to June 30, 2013

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to _________________

August 12, 2013
(Date of report)

Natixis Real Estate Holdings LLC1
(Exact name of securitizer as specified in its charter)

025-00719	0001542259
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

F. Rene Mendez, 212-891-5817
Donald Rappaport, 212-891-1852

(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

_______________________________

1   Natixis Real Estate Holdings LLC is the successor by merger to Natixis Real Estate Capital Inc.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Natixis Real Estate Holdings LLC hereby makes this filing to disclose activity that it is required to report, pursuant to Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)), for the calendar quarter ending June 30, 2013. The required disclosures are attached as an exhibit to this Form ABS-15G.

Item 2 Exhibit No.	Exhibits Description
99.1	Table presenting the disclosures that Natixis Real Estate Holdings LLC, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(2).

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”) and (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”). Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense. The information in this Form-ABS 15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NATIXIS REAL ESTATE HOLDINGS LLC (Securitizer)

Date: August 12, 2013
	By:	/s/ Peter Bayard
Name: Peter Bayard
Title: Managing Director

By:	/s/ Joey M. Engling
Name: Joey M. Engling
Title: Managing Director

EXHIBIT INDEX

Exhibit No.	Description

99.1	Table presenting the disclosures that Natixis Real Estate Holdings LLC, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(2).